SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Government Grant		$ 13,700,000
Restricted cash	2,612,000		4,946,000	3,454,000
Interest cost, capitalized	600,000		1,300,000	3,500,000
Depreciation expense	25,500,000	25,800,000	103,900,000	117,200,000	130,500,000
Stock Option
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Antidilutive shares excluded from computation of earnings per share	4,411,431	4,048,253	4,344,628	3,033,282	1,728,127
Antidilutive shares, weighted average exercise prices per share	$ 2.37	$ 2.48	$ 2.40	$ 2.85	$ 3.83
Asset retirement obligation | Other Asset
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	$ 800,000		$ 800,000	$ 800,000